DERIVATIVE INSTRUMENTS AND HEDGING TRANSACTIONS - Schedule of Derivative Instruments (Details) - Designated as Hedging Instrument - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged Liability, Statement of Financial Position [Extensible Enumeration]	Total Long-term debt	Total Long-term debt
Carrying Amount of Hedged Item	$ 3,989	$ 3,763
Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of Hedged Item	$ (79)	$ (136)